                                                                    EXHIBIT 99.1

                                    EXHIBIT C

                          MONTHLY REPORT TO NOTEHOLDERS

                 FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-1
                           MONTH ENDING: JUNE 30, 2008

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Supplement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c) The undersigned is a Servicing Officer.

(d) With respect to this Certificate:

The Monthly Period is:                 June 30, 2008
The Determination Date is:              July 9, 2008
The Record Date is:                    June 30, 2008
The Transfer Date is:                  July 12, 2008
The Distribution Date is:              July 15, 2008
The Controlled Accumulation Date is:   April 1, 2009
The Interest Period begins:            June 16, 2008
The Interest Period ends:              July 14, 2008
Number of days in Interest Period:                29

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

1.  Number of Accounts at Beginning of Monthly Period                       2,401,835
    Number of Accounts at End of Monthly Period                             2,596,523
    Average Account Balance at End of Monthly Period                           959.78

2.  Principal Receivables
    (a) Beginning of the Monthly Period                             $2,323,995,270.11
    (b) End of the Monthly Period                                   $2,468,035,557.91
    (c) Average Principal Receivables                               $2,473,105,724.03

3.  Increase in Principal Receivables from Account Additions              170,636,023
    Increase in Finance Charge Receivables from Account Additions           1,403,861
    Increase in Total Receivables from Account Additions                  172,039,884

4.  Decrease in Principal Receivables from Removed Accounts                        --
    Decrease in Finance Charge Receivables from Removed Accounts                   --
    Decrease in Total Receivables from Removed Accounts                            --


5.  Delinquent Balances

                              Aggregate     Percentage of
         Delinquency           Account          Total
          Category             Balance       Receivables
    --------------------   --------------   -------------
    (a) 30 to 59 days      $17,995,110.51       0.72%
    (b) 60 to 89 days      $14,629,623.11       0.59%
    (c) 90 to 119 days     $12,389,993.54       0.50%
    (d) 120 to 149 days    $11,186,350.91       0.45%
    (e) 150 or more days   $ 9,732,611.28       0.39%
        Total:             $65,933,689.35       2.65%

6.  Aggregate amount of Collections
    (a) Total Collections                                                              $  366,861,175.50
    (b) Total Principal Collections                                                    $  339,813,091.54
    (c) Total Finance Charge Collections                                               $   27,048,083.96
    (d) Aggregate Allocation Percentages for Outstanding Series                                    94.30%
    (e) Aggregate Allocation Percentage of Principal Collections                                   94.30%
    (f) Aggregate Allocation Percentage of Finance Charge Collections                              94.30%

7.  Aggregate amount of Principal Receivables in Accounts which became
    Defaulted Accounts during the Monthly Period                                       $   11,613,384.60

8.  Servicer Interchange amount                                                        $      625,000.00

9.  The aggregate amount of Finance Charge Collections
    for the Receivables Trust for the Monthly Period
    (a) Interchange                                                                    $    5,530,742.56
    (b) Recoveries                                                                     $    1,947,589.48
    (c) Finance Charges and Fees                                                       $   27,048,083.96
    (d) Discount Receivables                                                           $              --
                                                                                       -----------------
        Total                                                                          $   34,526,416.00

10. Aggregate Uncovered Dilution Amount for the Monthly Period                         $              --

11. End of Monthly Period Trust Receivables                                            $2,492,080,624.06

B.  OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

1.  Outstanding principal balance of all securities secured by pool assets
    (sum of all Series)
    (a) At end of prior Distribution Date                                              $2,175,000,000.00
    (b) Increase due to new securities issued                                          $              --
    (c) Decrease due to principal payments                                             $              --
    (d) Increases in variable securities                                               $  125,000,000.00
    (e) Decreases in variable securities                                               $              --
    (f) At end of Distribution Date                                                    $2,300,000,000.00

C.  INFORMATION REGARDING THE SERIES 2007-1 NOTES

1.  Collateral Amount at the close of business on the prior Distribution Date          $  500,000,000.00
    (a) Reductions due to Investor Charge-Offs (including Uncovered Dilution
        Amounts) made on the  Distribution Date                                        $              --
    (b) Reimbursements to be made on the related Distribution Date from
        Available Finance Charge Collections                                           $              --
    (c) Collateral Amount at the close of business on the Distribution Date            $  500,000,000.00

2.  Note Principal Balance at the close of business on the prior Distribution Date
    (a) Class A Note Principal Balance                                                 $  411,250,000.00
    (b) Class B Note Principal Balance                                                 $   40,000,000.00
    (c) Class C Note Principal Balance                                                 $   48,750,000.00
                                                                                       -----------------
        Total Note Principal Balance                                                   $  500,000,000.00

3.  Series Allocation Percentages for the Monthly Period
    (a) Principal Collections                                                                      21.51%
    (b) Finance Charge Collections                                                                 21.51%
    (c) Default Amounts                                                                            21.51%

4.  Investor Principal Collections processed during the Monthly Period and
    allocated to the Series                                                            $   73,093,795.99

5.  Excess Principal Collections available from other Group I Series allocated to
    the Series                                                                         $              --

6.  Aggregate amounts treated as Available Principal Collections pursuant
    to subsections 4.04(a)(v) and (vi) of the  Supplement                              $    2,498,039.03

7.  Reallocated Principal Collections (up to the Monthly Principal Reallocation
    Amount) applied pursuant to Section 4.06 of the
    Supplement                                                                         $              --

8.  AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                                          $   75,591,835.02

9.  Principal Accumulation Investment Earnings                                         $              --

10. Investor Finance Charge Collections (including Interchange and Recoveries)
    processed during the Monthly Period                                                $    7,426,632.08

11. Excess Finance Charge Collections from Group I allocated to the Series             $              --

12. Reserve Account withdrawals pursuant to Section 4.10(b) or (d)
    of the related Indenture Supplement                                                $              --

13. Excess amounts from Spread Account to be treated as Available Finance
    Charge Collections pursuant to Section 4.11(g) of the  Supplement                  $        9,517.99

14. AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)                               $    7,436,150.07

15. Available Finance Charge Collections were allocated in the following priority:
    (a) Class A Noteholders,
        Class A Monthly Interest                                                       $      831,938.76
        Class A Interest Shortfall                                                     $              --
        Class A Default Amount                                                         $              --
        Class A Default Amount previously due but not distributed                      $              --
        Total                                                                          $      831,938.76
    (b) Class B Noteholders,
        Class B Monthly Interest                                                       $       86,073.61
        Class B Interest Shortfall                                                     $              --
        Class B Default Amount                                                         $              --
        Class B Default Amount previously due but not distributed                      $              --
        Total                                                                          $       86,073.61
    (c) to Servicer, the Noteholder Servicing Fee
        (after adjustment for Servicer Interchange shortfall, if any)                  $      833,333.33
    (d) Class C Noteholders,
        Class C Monthly Interest                                                       $      114,719.92
        Class C Interest Shortfall                                                     $              --
        Class C Default Amount                                                         $              --
        Class C Default Amount previously due but not distributed                      $              --
        Total                                                                          $      114,719.92
    (e) Investor Default Amount and Uncovered Dilution Amount
        were included in Available Principal Collections                               $    2,498,039.03
    (f) Investor Charge-Offs and Reallocated Principal Collections not
        previously reimbursed were included in Available Principal
        Collections                                                                    $              --
    (g) to Reserve Account, excess of Required Reserve Account
        Amount over the Available Reserve Account Amount                               $              --
    (h) to Spread Account, excess of Required Spread Account                           $              --
        Amount over the Available Spread Account Amount
    (i) balance constitutes Excess Finance Charge Collections                          $    3,072,045.42

16. Available Principal Charge Collections were allocated in the following priority:
    (a) during Revolving Period, treated as Excess Principal Collections               $   75,591,835.02
    (b) with respect to Accumulation Period,
        (i)   Monthly Principal deposited to Principal Accumulation                    $              --
              Account
        (ii)  balance treated as Excess Principal Collections                          $              --
    (c) with respect to Rapid Amortization Period,
        (i)   Monthly Principal to Class A Noteholders up to
              Class A Note Principal Balance                                           $              --
        (ii)  Monthly Principal to Class B Noteholders up to
              Class B Note Principal Balance                                           $              --
        (iii) Monthly Principal to Class C Noteholders up to
              Class C Note Principal Balance                                           $              --
        (iv)  balance treated as Excess Principal Collections                          $              --

17. Excess funds were allocated in the following order of priority:
    (a) Excess Finance Charge Collections,
        (i)   to other Excess Allocation Series in Group One, for
              finance charge shortfalls                                                $              --
        (ii)  to the Successor Servicer, for any unpaid excess
              servicing fees
                 For this Series                                                       $              --
                 For other Series                                                      $              --
        (iii) the balance to Holder of the Transferor Interest                         $    3,072,045.42
    (b) Excess Principal Collections,
        (i)   to other Excess Allocation Series in Group One, for
              principal shortfalls                                                     $              --
        (ii)  applied as principal for variable funding
              Certificates or Notes in Group One                                       $              --
        (iii) the balance to Holder of the Transferor Interest                         $   75,591,835.02

18. Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series
    (a) Default Amount                                                                 $   11,613,384.60
    (b) Allocation Percentage (B.3.(c) above)                                                      21.51%
                                                                                       -----------------
    (c) Total Investor Default Amount (axb)                                            $    2,498,039.03

19. Uncovered Dilution Amount allocated to the Series for
    the Monthly Period
    (a) Dilutions not covered by Transferor                                            $              --
    (b) Allocation Percentage                                                                      21.51%
                                                                                       -----------------
    (c) Total Uncovered Dilution Amount (axb)                                          $              --

20. Investor Charge-Offs (including any Uncovered Dilution
    Amount not covered by the Transferor) for the Monthly Period                       $              --

21. Ratings of the Class A Notes
    Moody's                                                                                          Aaa
    S&P                                                                                              AAA
    Fitch                                                                                            N/A

22. Ratings of the Class B Notes
    Moody's                                                                                           A2
    S&P                                                                                                A
    Fitch                                                                                            N/A

23. Ratings of the Class C Notes
    Moody's                                                                                         Baa2
    S&P                                                                                              BBB
    Fitch                                                                                            N/A

24. Note Interest Rate for the Monthly Period
    (a) Class A Note Interest Rate                                                               2.46800%
    (b) Class B Note Interest Rate                                                               2.62525%
    (c) Class C Note Interest Rate                                                               2.87094%

25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:
    (a) Class A Note Principal Balance                                                 $  411,250,000.00
    (b) Class B Note Principal Balance                                                 $   40,000,000.00
    (c) Class C Note Principal Balance                                                 $   48,750,000.00
                                                                                       -----------------
    Total Note Principal Balance                                                       $  500,000,000.00

D.  QUARTERLY NET YIELD

                                                       6/30/2008       5/31/2008        4/30/2008
                                                    Monthly Period   Monthly Period   Monthly Period
                                                    --------------   --------------   --------------
Yield                                                   18.12%           15.74%           17.55%
Less Investor Default Amt (18c)                          6.10%            5.74%            5.49%
Less Uncovered Dilution Amt (19c)                        0.00%            0.00%            0.00%
                                                        -----            -----            -----
    (a) Portfolio Yield                                 12.03%           10.00%           12.06%
Monthly Interest                                         2.52%            2.74%            2.86%
Plus Noteholder Servicing Fee                            2.00%            2.00%            2.00%
                                                        -----            -----            -----
    (b) Base Rate                                        4.52%            4.74%            4.86%
                                                        -----            -----            -----
    (a)-(b) = Net Yield Percentage                       7.51%            5.27%            7.20%
    Quarterly Net Yield for the Distribution Date        6.66%

E.  INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

1.  Opening Principal Accumulation Account Balance on the Distribution                 $            0.00
    Date for the Monthly Period

2.  Controlled Deposit Amount to be deposited to the Principal                         $            0.00
    Accumulation Account on the Distribution Date for the
    Monthly Period
    (a) Controlled Accumulation Amount                                                 $            0.00
    (b) Accumulation Shortfall                                                         $            0.00
    (c) Controlled Deposit Amount (a+b)                                                $            0.00

3.  Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date
    (a) Distribution in reduction of the Class A Notes                                 $            0.00
    (b) Distribution in reduction of the Class B Notes                                 $            0.00
    (c) Distribution in reduction of the Class C Notes                                 $            0.00

4.  Principal Accumulation Account ending balance after deposit or
    withdrawal on the Distribution Date                                                $            0.00

F.  INFORMATION REGARDING THE SPREAD ACCOUNT

1.  Opening Available Spread Account Amount on the Distribution Date for the
    Monthly Period                                                                     $    5,000,000.00

2.  Aggregate amount required to be withdrawn pursuant to Section 4.11(c) of the
    Supplement for distribution to Class C  Noteholders pursuant
    to Section 4.04 (a)(iv)                                                            $              --

3.  Aggregate amount required to be withdrawn pursuant to Section 4.11(d) or
    4.11(e) for distribution in reduction of the Class C Note Principal
    Balance                                                                            $              --

4.  Spread Account Percentage for the Distribution Date for the Monthly Period                      1.00%

5.  Closing Required Spread Account Amount for the Distribution Date for the
    Monthly Period                                                                     $    5,000,000.00

6.  Amount on deposit in Spread Account after required withdrawals on the
    Distribution Date for the Monthly Period (1-(2+3))                                 $    5,000,000.00

7.  Spread Account Deficiency, if any (5 MINUS 6)                                      $              --

8.  Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)                     $              --

9.  Remaining Spread Account Deficiency, if any (7 minus 8)                            $              --

10. Spread Account Surplus, if any (6 minus 5), included in Available
    Finance Charge Collections                                                         $              --

G.  INFORMATION REGARDING THE RESERVE ACCOUNT

1.  Reserve Account Funding Date                                                        January 15, 2009

2.  Opening Available Reserve Account Amount on the Distribution Date for
    the Monthly Period                                                                 $              --

3.  Aggregate amount required to be withdrawn pursuant to Section 4.10(d)
    for inclusion in Available Finance Charge Collections:
    (a) Covered Amount                                                                 $              --
    (b) Principal Accumulation Investment Earnings                                     $              --
    (c) Reserve Draw Amount (a MINUS b)                                                $              --

4.  Required Reserve Account Amount                                                    $              --

5.  Reserve Account Surplus (4-(2-3))                                                  $              --

H.  INFORMATION REGARDING ACCUMULATION PERIOD

1.  Accumulation Period Length (months)                                                                0

2.  Controlled Accumulation Amount (as recalculated, if Accumulation
    Period Length is shortened pursuant to Section 4.13)                               $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 9th day of July, 2008.

                                        FIRST NATIONAL BANK OF OMAHA, Servicer


                                        By:
                                            ------------------------------------
                                        Name: Karlyn M. Knieriem
                                        Title: Vice President